Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
	2018	2017
Accrued liabilities related to:
Consultants and professional fees	$151,427	$353,333
Board of Directors' fees	22,500	175,000
Deferred gain on sale of aircraft (current)	155,301	155,301
Payroll (wages payable and vacation pay)	47,271	551,110
	376,499	1,234,744
Trade payables and other	123,036	327,650
	499,535	1,562,394